Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000024616 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024616 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024616 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024616 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000024616 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000170835 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170835 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170835 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170835 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000170835 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000024617 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024617 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024617 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024617 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000024617 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.50%